BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	$ 57,245,167
Unaudited pro forma net loss	21,583,798
Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	57,563,325
Unaudited pro forma net loss	21,591,694
YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	57,532,393
Unaudited pro forma net loss	21,663,608
YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	57,648,773
Unaudited pro forma net loss	21,713,480
Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	57,295,587
Unaudited pro forma net loss	21,560,116
Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	59,703,276
Unaudited pro forma net loss	21,746,447
Acquisition of Pesticide Pest Control Pte Ltd [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	57,496,001
Unaudited pro forma net loss	$ 21,870,445